Non-IFRS measures, Reconciliation of Revenue to TCE Income per Operating Day (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) $ / day	Jun. 30, 2025 USD ($) $ / day	Jun. 30, 2026 USD ($) $ / day	Jun. 30, 2025 USD ($) $ / day
Profit (loss) [abstract]
Revenue	$ 815,779	$ 554,155	$ 1,487,001	$ 1,102,065
TCE income	$ 372,907	$ 231,158	$ 655,402	$ 449,909
Operating period	23 years 3 months 11 days	25 years 10 months 24 days	48 years 10 months 6 days	51 years 11 months 19 days
TCE income per operating day | $ / day	43,891	24,452	36,758	23,720
Hafnia Vessels and TC Vessels [Member]
Profit (loss) [abstract]
Revenue	$ 505,660	$ 346,564	$ 918,583	$ 686,907
Less: Voyage expenses	(132,753)	(115,406)	(263,181)	(236,998)
External Vessels in Disponent-Owner Pools [Member]
Profit (loss) [abstract]
Revenue	310,119	207,591	568,418	415,158
Less: Voyage expenses	(82,933)	(82,949)	(162,749)	(169,172)
Less: Pool distributions	$ (227,186)	$ (124,642)	$ (405,669)	$ (245,986)